Interest rate benchmark reform (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 306,141	£ 269,213
Financial liabilities	440,697	409,867
USD Libor | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,725	1,643,433
USD Libor | Non-derivative financial assets2 | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	451	5,976
USD Libor | Non-derivative financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4	1,847
Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	164,760	155,951
Others | Non-derivative financial assets2 | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	131	136
Others | Non-derivative financial liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 0	£ 0